Shareholders' Equity (Details) - Schedule of share based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	$ 10,036	$ 6,614	$ 5,546
Cost of products [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	1,056	632	494
Cost of services [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	771	520	398
Research and development, net [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	1,712	1,294	1,022
Sales and marketing [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	2,893	1,689	1,240
General and administrative [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	$ 3,604	$ 2,479	$ 2,392